Summary of Significant Accounting Policies - Schedule of Components of Other Intangibles (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Customer relationships
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	$ 7,475	$ 7,580
Accumulated Amortization	(4,871)	(4,418)
Net of Accumulated Amortization	2,604	3,162
Conversion costs
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	205	167
Accumulated Amortization	(89)	(71)
Net of Accumulated Amortization	116	96
Contract costs
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	235	218
Accumulated Amortization	(131)	(111)
Net of Accumulated Amortization	104	107
Software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	1,856	1,649
Accumulated Amortization	(1,415)	(1,264)
Net of Accumulated Amortization	441	385
Other, including trade names
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	1,414	1,429
Accumulated Amortization	(330)	(297)
Net of Accumulated Amortization	1,084	1,132
Other intangibles
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Cost	3,710	3,463
Accumulated Amortization	(1,965)	(1,743)
Net of Accumulated Amortization	$ 1,745	$ 1,720